Income Taxes (Details 1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Other Liabilities Disclosure [Abstract]
Current tax provision			$ 2,589	$ 1,221
Deferred tax benefit	$ (1,241)	$ 100	(718)	(161)
Provision for Income Taxes	$ (1,091)	$ 218	$ 1,871	$ 1,060